Long/Short Portfolio
The Glenmede Fund, Inc.
Long/Short Portfolio (GTAPX)
Supplement dated March 16, 2012 to the
Prospectus dated February 28, 2012
          The “Fees and Expenses” table for the Long/Short Portfolio on page 15 of the prospectus is hereby deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Long/Short Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses		Long/Short Portfolio
Management Fees		1.20%
Other Expenses	[1]	0.50%
Short Sale Expenses		1.11%
Total Other Expenses		1.61%
Total Annual Portfolio Operating Expenses		2.81%
Fee Waivers and Expense Reimbursements	[2]	0.45%
Net Expenses		2.36%
[1]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[2]	The Advisor has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% of the Portfolio's average daily net assets and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that total annual Portfolio operating expenses exceed 1.25% of the Portfolio's average daily net assets (excluding short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2013 and may discontinue this arrangement at any time thereafter.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000835663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 16, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Long/Short Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gfi835663_SupplementTextBlock
The Glenmede Fund, Inc.
Long/Short Portfolio (GTAPX)
Supplement dated March 16, 2012 to the
Prospectus dated February 28, 2012
          The “Fees and Expenses” table for the Long/Short Portfolio on page 15 of the prospectus is hereby deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio	gfi835663_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (as a percentage of Assets)	rr_MaximumAccountFeeOverAssets	1.25%	[1]
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.20%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Short Sale Expenses	rr_Component2OtherExpensesOverAssets	1.11%
Total Other Expenses	rr_OtherExpensesOverAssets	1.61%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.81%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[3]
Net Expenses	rr_NetExpensesOverAssets	2.36%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.
[2]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[3]	The Advisor has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% of the Portfolio's average daily net assets and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that total annual Portfolio operating expenses exceed 1.25% of the Portfolio's average daily net assets (excluding short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2013 and may discontinue this arrangement at any time thereafter.